SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details)	Dec. 31, 2024 USD ($)
Schedule of Investments [Line Items]
Long-Term Debt	$ 2,938,161
Long-Term Debt, Maturity, Year One	123,299
Debt Investments [Member]
Schedule of Investments [Line Items]
Long-Term Debt	5,586,360
Long-Term Debt, Maturity, Year One	2,771,498
Long-Term Debt, Maturity, Year Two and Three	2,814,862
Long-Term Debt, Maturity, Year Four and Five
Payments of Leaseback [Member]
Schedule of Investments [Line Items]
Long-Term Debt	1,512,566
Long-Term Debt, Maturity, Year One	1,242,154
Long-Term Debt, Maturity, Year Two and Three	270,412
Long-Term Debt, Maturity, Year Four and Five
Operating And Financing Lease Commitments [Member]
Schedule of Investments [Line Items]
Long-Term Debt	61,147
Long-Term Debt, Maturity, Year One	61,147
Long-Term Debt, Maturity, Year Two and Three
Long-Term Debt, Maturity, Year Four and Five
Related Party Loans [Member]
Schedule of Investments [Line Items]
Long-Term Debt	2,162,876
Long-Term Debt, Maturity, Year One	2,162,876
Long-Term Debt, Maturity, Year Two and Three
Long-Term Debt, Maturity, Year Four and Five
Loans From Third Parties [Member]
Schedule of Investments [Line Items]
Long-Term Debt	121,375
Long-Term Debt, Maturity, Year One	121,375
Contractual Obligations [Member]
Schedule of Investments [Line Items]
Long-Term Debt	9,444,324
Long-Term Debt, Maturity, Year One	6,359,050
Long-Term Debt, Maturity, Year Two and Three	3,085,274
Long-Term Debt, Maturity, Year Four and Five